Stock-based Compensation (Details) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Contractual term	10 years
Vesting period	36 months
Commencement of involuntary termination term prior to effective date of corporate transaction	30 days
End of involuntary termination term after effective date of corporate transaction	12 months